Note 16 - Segmented Information - Geographic Segmentation of Non-current Assets (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Non-current restricted cash and cash equivalents	$ 115,000	$ 115,000
Equipment, net	1,675,000	1,786,000
Balance	95,986,000	58,815,000
	97,776,000	60,716,000
Country of domicile [member]
Statement Line Items [Line Items]
Non-current restricted cash and cash equivalents	115,000	115,000
Equipment, net	1,612,000	1,758,000
Balance	86,059,000	55,667,000
	87,786,000	57,540,000
PERU
Statement Line Items [Line Items]
Non-current restricted cash and cash equivalents
Equipment, net	63,000	28,000
Balance	9,927,000	3,148,000
	$ 9,990	$ 3,176,000